Income Taxes, Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate on Continuing Operations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.00%	2.00%	2.00%
Foreign income taxes	(6.70%)	(3.00%)	(7.10%)
Manufacturing benefits	(1.40%)	(2.20%)	(2.20%)
Research and experimentation and other tax credits	(4.10%)	(4.60%)	(6.50%)
Resolution of tax contingencies	(0.40%)	(3.10%)	(1.40%)
Tax deductible dividends	(0.90%)	(1.00%)	(1.20%)
Equity compensation - excess income tax benefits	(2.30%)	(2.10%)	0.00%
Goodwill impairment	0.00%	0.00%	1.90%
Tax Reform	(9.10%)	0.00%	0.00%
Other, net	(0.40%)	0.30%	0.20%
Effective income tax rate on continuing operations	11.70%	21.30%	20.70%